UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (111.9%)
Aerospace & Defense (1.0%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$603,750
750	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	519,375
825	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	490,875
					1,614,000
Auto Loans (2.9%)
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B3)	08/10/11	9.875	340,139
575	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B3)	10/01/14	8.700	595,369
775	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B3)	08/01/12	7.500	785,569
2,685	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B3)	10/01/13	7.000	2,689,052
100	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, B3)	12/15/16	8.000	100,724
					4,510,853
Auto Parts & Equipment (2.4%)
350	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(B-, B2)	01/15/17	9.250	364,000
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa3)	03/01/17	7.875	676,187
1,200	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/10 @ $102.69)	(CCC+, Caa1)	04/01/13	10.750	1,107,000
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	732,000
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	877,680
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	54,500
					3,811,367
Banks (3.7%)
159	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)§	(NR, NR)	05/01/13	7.000	146,539
239	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/14	7.000	214,732
239	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/15	7.000	208,759
398	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/16	7.000	343,452
557	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/17	7.000	477,349
2,390	GMAC, Inc., Global Company Guaranteed Notes	(B, Ca)	03/02/11	7.250	2,419,875
47	GMAC, Inc., Global Company Guaranteed Notes	(B, Ca)	12/15/11	6.000	46,589
99	GMAC, Inc., Global Company Guaranteed Notes	(B, Ca)	12/31/13	7.500	99,495
744	GMAC, Inc., Global Company Guaranteed Notes (Callable 03/08/10 @ $100.00)	(B, Ca)	04/01/11	6.000	740,280
119	GMAC, Inc., Global Subordinated Notes	(CCC+, Ca)	12/31/18	8.000	113,645
1,007	GMAC, Inc., Series 8, Global Company Guaranteed Notes	(B, Ca)	12/01/14	6.750	989,378
					5,800,093
Beverages (0.5%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡	(B+, B1)	12/01/16	9.125	105,500
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	681,750
					787,250
Building & Construction (1.5%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	259,350
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	447,000
950	Standard Pacific Corp., Company Guaranteed Notes	(CCC, Caa1)	04/01/14	6.250	845,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/10 @ $101.79)	(CC, Caa3)	04/01/13	10.750	785,000
					2,336,850

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building Materials (3.1%)
$1,000	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/10 @ $103.75)	(CCC-, Caa2)	03/01/14	11.250	$1,005,000
700	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(BBB-, Ba3)	08/01/14	7.750	727,125
1,285	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	1,262,512
500	Dayton Superior Corp., Company Guaranteed Notesø	(NR, NR)	06/15/09	13.000	100,000
900	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/12 @ $105.69)‡	(B+, B2)	11/01/14	11.375	949,500
114	Norcraft Capital Corp., Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	111,150
775	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	809,875
					4,965,162
Chemicals (3.6%)
775	Hexion Escrow Corp., Rule 144A, Senior Secured Notes (Callable 02/01/14 @ $104.44)‡	(CCC+, B3)	02/01/18	8.875	750,781
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	240,000
701	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(CCC-, B3)	06/15/14	12.500	788,625
275	Nalco Co., Global Company Guaranteed Notes (Callable 02/01/10 @ $103.00)	(NR, B2)	11/15/13	9.000	395,615
350	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)	(B, B2)	11/15/13	8.875	361,375
575	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/04/10 @ $103.00)#	(B, B2)	02/01/14	9.000	595,125
525	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	550,121
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	1,039,875
975	Terra Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.88)‡	(BB, B1)	11/01/19	7.750	1,018,875
					5,740,392
Computer Hardware (0.5%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	794,063

Consumer Products (1.1%)
950	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, NR)	10/01/12	10.250	954,750
725	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	719,563
					1,674,313
Diversified Capital Goods (4.0%)
450	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	498,937
625	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	668,750
550	Coleman Cable, Inc. Rule 144A (Callable 02/15/14 @ $104.50)‡	(B, B3)	02/15/18	9.000	545,875
650	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B, B3)	10/01/12	9.875	669,500
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00)#‡	(B, B2)	12/15/13	4.129	860,250
100	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	100,875
875	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	791,875
575	Rexnord LLC., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	579,312

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$425	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	$438,813
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	600,000
600	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡	(B-, Caa1)	12/15/17	9.750	601,500
					6,355,687
Electric - Generation (5.7%)
1,275	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	1,157,062
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	1,172,625
675	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	526,500
1,025	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	989,125
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	462,359
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	348,688
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	548,625
3,725	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	2,933,437
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	925,313
					9,063,734
Electric - Integrated (1.2%)
1,175	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,189,687
550	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	598,125
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	176,313
					1,964,125
Electronics (1.9%)
450	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	452,812
800	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	652,000
275	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	300,438
575	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC, B2)	03/01/16	8.125	579,312
875	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	940,625
					2,925,187
Energy - Exploration & Production (6.8%)
500	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	501,250
150	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	157,875
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	300,000
1,525	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)	(BB, Ba3)	01/15/16	6.875	1,509,750
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	608,781
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	1,010,000
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	454,500
525	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	547,312
800	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	786,000
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	525,469
950	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	978,500
475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	484,688
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	640,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$350	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	$364,875
425	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	425,000
525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(CCC+, Caa2)	12/15/14	6.750	480,375
475	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	457,188
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	456,750
					10,688,938
Environmental (0.2%)
350	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	381,500

Food & Drug Retailers (0.9%)
350	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	364,438
725	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	609,000
475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	510,625
					1,484,063
Food - Wholesale (1.3%)
250	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $102.50)	(B, Caa2)	11/01/14	7.500	246,250
650	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	656,500
425	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	464,844
650	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	651,625
					2,019,219
Forestry & Paper (3.2%)
478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	436,175
750	Georgia-Pacific Corp., Global Senior Notes	(BB, B2)	01/15/24	8.000	783,750
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB+, Ba3)	01/15/17	7.125	309,000
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13)‡	(BB+, Ba3)	05/01/16	8.250	322,500
400	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa3)	05/01/13	12.000	168,000
1,300	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	1,264,250
950	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	805,125
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC, Caa1)	08/01/16	11.375	970,313
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B-, B2)	08/01/14	9.125	71,156
					5,130,269
Gaming (7.0%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	135,625
1,000	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	1,005,000
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	1,010,625
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	197,400
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	661,250
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	9,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$525	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B-, Caa1)	06/01/17	11.250	$560,438
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	373,125
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	1,175,000
950	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	631,750
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	395,250
700	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	575,750
825	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/16	6.875	684,750
675	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	762,750
1,200	MTR Gaming Group, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	1,185,000
950	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	973,750
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	4,606
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	759,500
					11,100,944
Gas Distribution (3.3%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	535,500
375	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	02/15/16	8.250	405,937
600	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	619,528
925	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	967,636
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	436,687
275	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, B1)	12/15/14	6.875	275,688
550	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	574,750
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	637,500
675	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	765,659
					5,218,885
Health Facilities (7.2%)
275	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	259,875
815	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	859,825
300	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	327,750
120	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	132,600
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	673,562
2,350	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,485,125
675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	626,062
725	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94)‡	(BB, Ba3)	02/15/20	7.875	746,750
425	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	462,188
450	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	461,250
525	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	528,938
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	427,656
775	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa2)	02/01/15	9.250	806,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Facilities
$925	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡	(BB-, B2)	07/01/19	8.875	$989,750
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	270,188
625	Vanguard Holding Co. II, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $104.00)‡	(CCC+, B3)	02/01/18	8.000	613,281
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	665,437
					11,336,237
Health Services (1.4%)
275	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 02/04/10 @ $102.50)‡	(B, B3)	12/30/14	9.500	279,813
750	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(B, Caa1)	03/15/16	0.000	776,250
400	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	407,000
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	540,375
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	150,500
					2,153,938
Hotels (1.3%)
725	Felcor Lodging LP, Rule 144A, Senior Secured Notes‡	(B-, B2)	10/01/14	10.000	721,375
525	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡§	(BB+, Ba1)	05/15/17	9.000	564,375
725	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	712,313
					1,998,063
Household & Leisure Products (0.3%)
450	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)	(B-, Caa1)	01/15/13	8.500	453,938

lnvestments & Misc. Financial Services (0.4%)
700	Nuveen Investments, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @105.25)	(CCC, Caa3)	11/15/15	10.500	651,000

Leisure (0.3%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	134,200
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	281,250
					415,450
Machinery (0.9%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	664,625
525	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	561,750
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	240,000
					1,466,375
Media - Broadcast (2.8%)
725	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/10 @ $100.00)	(B-, Caa1)	12/15/12	7.750	723,187
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	629,044
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC-, Ca)	09/15/14	5.500	710,875
775	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	802,125
200	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	205,500
74	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(NR, NR)	05/15/14	3.272	18,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Broadcast
$550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	$534,188
662	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa3)	06/15/15	9.250	362,171
389	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	344,641
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	10,675
					4,340,906
Media - Cable (6.0%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	1,405,937
731	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	882,323
1,200	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	1,206,000
325	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(BB-, B1)	04/30/12	8.000	341,250
275	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(BB-, B1)	09/15/14	10.875	309,375
825	CSC Holdings Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	878,625
675	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	739,125
275	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	292,187
700	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	696,500
1,650	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,711,875
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	174,563
850	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	854,250
					9,492,010
Media - Diversified (0.4%)
600	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	597,000

Media - Services (1.0%)
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	506,250
575	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	560,625
400	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	431,000
					1,497,875
Metals & Mining - Excluding Steel (1.4%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	2,813
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	13,750
475	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	514,731
1,507	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa1)	05/15/15	5.274	1,179,613
525	Novelis, Inc., Company Guaranteed Notes (Callable 08/15/12 @ $108.62)	(B-, NR)	02/15/15	11.500	570,937
					2,281,844
Oil Field Equipment & Services (3.1%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	556,875
1,025	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(B+, B2)	02/15/15	7.750	1,004,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Oil Field Equipment & Services
$750	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	$720,000
550	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	566,500
300	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡	(BB-, Ba3)	09/01/17	8.000	304,500
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)	(BB-, Ba3)	12/01/14	6.125	335,125
450	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	452,250
650	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	651,625
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	230,000
					4,821,375
Oil Refining & Marketing (0.4%)
750	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	686,250

Packaging (2.1%)
880	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	853,600
725	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)	(CCC+, Caa1)	10/15/14	9.875	749,469
1,000	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡	(CCC+, Caa1)	01/01/17	8.250	1,020,000
500	Pregis Corp., Senior Secured Notes, Rule 144A‡#	(B+, B2)	04/15/13	5.684	632,428
					3,255,497
Pharmaceuticals (0.4%)
550	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	562,310

Printing & Publishing (2.0%)
950	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	923,875
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31)	(B-, Caa1)	12/01/13	7.875	960,000
525	Cenveo Corp., Rule 144A, Senior Secured Notes (Callable 02/01/14 @ $104.44)‡	(B, B2)	02/01/18	8.875	521,330
1,800	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	27,180
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	785,000
					3,217,385
Railroads (0.4%)
600	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	620,250

Restaurants (0.3%)
525	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	538,125

Software/Services (3.1%)
750	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	673,125
1,050	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,094,625
525	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	611,625
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	1,219,000
1,475	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,371,750
					4,970,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Specialty Retail (3.2%)
$600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	$576,000
1,350	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	958,500
490	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	497,350
645	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa3)	11/01/16	11.375	674,025
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	631,500
520	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	544,050
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	591,000
460	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	462,300
					4,934,725
Steel Producers/Products (1.8%)
800	California Steel Industries, Inc., Global Senior Notes (Callable 03/04/10 @ $103.06)	(BB-, B1)	03/15/14	6.125	764,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	729,750
745	Steel Dynamics, Inc., Global Senior Unsecured Notes (Callable 04/15/12 @ $103.88)	(BB+, Ba2)	04/15/16	7.750	765,487
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	522,375
					2,781,612
Support-Services (3.8%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	812,000
525	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	534,187
500	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	521,250
250	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	260,625
750	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	783,750
475	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	470,250
600	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(CCC+, B3)	01/01/16	10.500	631,500
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	1,267,875
475	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.33)	(CCC+, Caa1)	02/15/14	7.000	444,719
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	328,875
					6,055,031
Telecom - Integrated/Services (5.9%)
400	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.40)	(B-, B2)	01/15/14	8.375	405,000
250	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	244,375
525	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	10/01/18	8.125	531,563
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	719,250
2,075	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	2,126,875
1,375	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	4.601	1,096,562
325	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡	(CCC, Caa1)	02/01/18	10.000	305,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Integrated/Services
$1,050	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	$1,021,125
525	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	546,000
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,264,062
550	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	567,188
550	Windstream Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, Ba3)	11/01/17	7.875	545,875
					9,373,375
Telecom - Wireless (4.0%)
650	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	650,000
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	252,812
1,000	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	1,025,000
675	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	682,594
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	2,356,720
1,525	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba3)	12/01/16	6.000	1,334,375
					6,301,501
Textiles & Apparel (0.4%)
550	Levi Strauss & Co., Global Senior Notes (Callable 01/15/11 @ $103.25)	(B+, B2)	01/15/15	9.750	577,500

Theaters & Entertainment (1.2%)
1,125	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	1,108,125
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	780,000
					1,888,125
Tobacco (0.3%)
500	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	532,500

Transportation - Excluding Air/Rail (0.3%)
525	Teekay Corp., Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	535,500
TOTAL U.S. CORPORATE BONDS (Cost $183,004,894)					176,702,716

FOREIGN CORPORATE BONDS (11.5%)
Aerospace & Defense (0.3%)
400	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	404,000

Chemicals (1.2%)
1,150	Cognis GMBH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.254	1,092,500
1,175	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	793,125
					1,885,625
Computer Hardware (0.2%)
325	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) (Cayman Islands)‡	(BB+, Ba1)	05/01/14	10.000	373,750

Electronics (0.5%)
650	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, Ba3)	12/01/15	11.875	723,125
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/10 @ $100.00) (Cayman Islands)ø	(NR, NR)	02/01/11	9.250	1,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Electronics
$50	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	$44,750
					769,125
Energy - Exploration & Production (0.5%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	774,375

Environmental (0.4%)
650	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17) (Canada)	(B-, Caa1)	04/15/14	9.500	676,000

Forestry & Paper (1.4%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	511,500
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) (Ireland)‡	(BB, Ba2)	11/15/17	7.250	691,500
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 03/04/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	980,000
					2,183,000
Gaming (1.0%)
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	759,956
600	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	752,658
					1,512,614
Media - Cable (0.9%)
325	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	477,708
200	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	284,940
86	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, B2)	04/15/14	9.750	143,730
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	156,750
300	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B, B2)	10/15/19	8.375	309,000
					1,372,128
Media - Diversified (0.4%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	603,000

Metals & Mining - Excluding Steel (1.1%)
200	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	229,500
875	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba2)	05/15/19	10.750	1,034,688
450	Teck Resources, Ltd., Global Senior Secured Notes (Canada)	(BB+, Ba2)	05/15/14	9.750	516,375
					1,780,563
Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	473,813

Packaging (0.2%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(NR, NR)	09/15/14	9.250	398,481

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecom - Integrated/Services (1.2%)
$1,507	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	$1,554,094
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)#ø‡	(NR, C)	01/15/15	6.034	19,250
350	Intelsat Jackson Holdings Ltd. Rule 144A (Bermuda)‡	(B+, B3)	11/01/19	8.500	359,625
25	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	25,750
					1,958,719
Telecom - Wireless (0.4%)
400	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	599,069

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	18,764

Transportation - Excluding Air/Rail (1.5%)
1,250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,248,437
1,075	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	1,054,844
					2,303,281
TOTAL FOREIGN CORPORATE BONDS (Cost $19,873,055)					18,086,307

BANK LOANS (1.8%)
Electronics (0.6%)
1,069	AVAYA, Inc.	(NR, NR)	10/24/14	2.750	957,496

Energy - Exploration & Production (0.7%)
1,159	ATP Oil & Gas	(NR, NR)	07/15/14	5.750	1,161,817

Gaming (0.3%)
489	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	481,938

Pharmaceuticals (0.2%)
434	Nycomed Holdings Aps	(NR, NR)	12/29/13	7.350	403,197
TOTAL BANK LOANS (Cost $2,484,207)					3,004,448

Number of Shares

COMMON STOCKS (0.4%)
Banks (0.3%)
13,710	CIT Group, Inc.*				436,252
Building Products (0.0%)
437	Nortek, Inc.*				17,043
Chemicals (0.1%)
4,893	Huntsman Corp.				59,646
Printing & Publishing (0.0%)
1,321	SuperMedia, Inc.*§				47,965
TOTAL COMMON STOCKS (Cost $1,849,547)					560,906

PREFERRED STOCKS (0.2%)
Banks (0.2%)
473	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡				338,077
Media - Broadcast (0.0%)
17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*‡				17
TOTAL PREFERRED STOCKS (Cost $98,995)					338,094

Number of Shares		Value

WARRANTS (0.0%)
Building Products (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*^	$1,152
Diversified Financial Services (0.0%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*‡	20
Media - Cable (0.0%)
1,776	Charter Communications, Inc., strike price $5.00, expires 11/30/14*	12,476

TOTAL WARRANTS (Cost $10,032)		13,648

SHORT-TERM INVESTMENT (5.8%)
9,201,582	State Street Navigator Prime Portfolio§§ (Cost $9,201,582)	9,201,582

TOTAL INVESTMENTS AT VALUE (131.6%) (Cost $216,522,312)		207,907,701

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.6%)		(49,957,126)

NET ASSETS (100.0%)		$157,950,575

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts
USD	5,461,840	EUR	3,768,000	04/15/10	$(5,461,840)	$(5,236,367)	$225,473
USD	146,923	GBP	90,000	04/15/10	(146,923)	(144,141)	2,782
Total							$228,255

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $53,578,874 or 33.9% of net assets.

#	Variable rate obligations — The interest rate is the rate as of January 31, 2010.
+	Step Bond — The interest rate is as of January 31, 2010 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR -	Euro Currency
GBP -	British Pound
USD -	United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At January 31, 2010, the Fund held less than 0.01% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $1,152 and fair value of $1,152. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Grand Total
Investments In Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,614,000	$—	$1,614,000
Auto Loans	—	4,510,853	—	4,510,853
Auto Parts & Equipment	—	3,811,367	—	3,811,367
Banks	—	5,800,093	—	5,800,093
Beverages	—	787,250	—	787,250
Building & Construction	—	2,336,850	—	2,336,850
Building Materials	—	4,965,162	—	4,965,162
Chemicals	—	5,740,392	—	5,740,392
Computer Hardware	—	794,063	—	794,063
Consumer Products	—	1,674,313	—	1,674,313
Diversified Capital Goods	—	6,355,687	—	6,355,687
Electric - Generation	—	9,063,734	—	9,063,734
Electric - Integrated	—	1,964,125	—	1,964,125
Electronics	—	2,925,187	—	2,925,187
Energy - Exploration & Production	—	10,688,938	—	10,688,938
Environmental	—	381,500	—	381,500
Food & Drug Retailers	—	1,484,063	—	1,484,063
Food - Wholesale	—	2,019,219	—	2,019,219
Forestry & Paper	—	5,130,269	—	5,130,269
Gaming	—	11,100,944	—	11,100,944
Gas Distribution	—	5,218,885	—	5,218,885
Health Facilities	—	11,336,237	—	11,336,237
Health Services	—	2,153,938	—	2,153,938
Hotels	—	1,998,063	—	1,998,063
Household & Leisure Products	—	453,938	—	453,938
Investments & Misc. Financial Services	—	651,000	—	651,000
Leisure	—	415,450	—	415,450
Machinery	—	1,466,375	—	1,466,375
Media - Broadcast	—	4,340,906	—	4,340,906
Media - Cable	—	9,492,010	—	9,492,010

Media - Diversified	—	597,000	—	597,000
Media - Services	—	1,497,875	—	1,497,875
Metals & Mining - Excluding Steel	—	2,281,844	—	2,281,844
Oil Field Equipment & Services	—	4,821,375	—	4,821,375
Oil Refining & Marketing	—	686,250	—	686,250
Packaging	—	3,255,497	—	3,255,497
Pharmaceuticals	—	562,310	—	562,310
Printing & Publishing	—	3,217,385	—	3,217,385
Railroads	—	620,250	—	620,250
Restaurants	—	538,125	—	538,125
Software/Services	—	4,970,125	—	4,970,125
Specialty Retail	—	4,934,725	—	4,934,725
Steel Producers/Products	—	2,781,612	—	2,781,612
Support-Services	—	6,055,031	—	6,055,031
Telecom - Integrated/Services	—	9,373,375	—	9,373,375
Telecom - Wireless	—	6,301,501	—	6,301,501
Textiles & Apparel	—	577,500	—	577,500
Theaters & Entertainment	—	1,888,125	—	1,888,125
Tobacco	—	532,500	—	532,500
Transportation - Excluding Air/Rail	—	535,500	—	535,500
Foreign Corporate Bonds
Aerospace & Defense	—	404,000	—	404,000
Chemicals	—	1,885,625	—	1,885,625

Computer Hardware	—	373,750	—	373,750
Electronics	—	769,125	—	769,125
Energy - Exploration & Production	—	774,375	—	774,375
Environmental	—	676,000	—	676,000
Forestry & Paper	—	2,183,000	—	2,183,000
Gaming	—	1,512,614	—	1,512,614
Media - Cable	—	1,372,128	—	1,372,128
Media - Diversified	—	603,000	—	603,000
Metals & Mining - Excluding Steel	—	1,780,563	—	1,780,563
Oil Field Equipment & Services	—	473,813	—	473,813
Packaging	—	398,481	—	398,481
Telecom - Integrated/Services	—	1,958,719	—	1,958,719
Telecom - Wireless	—	599,069	—	599,069
Textiles & Apparel	—	18,764	—	18,764
Transportation - Excluding Air/Rail	—	2,303,281	—	2,303,281
Bank Loans
Electronics	—	957,496	—	957,496
Energy - Exploration & Production	—	1,161,817	—	1,161,817
Gaming	—	481,938	—	481,938
Pharmaceuticals	—	403,197	—	403,197
Common Stocks
Banks	436,252	—	—	436,252
Building Products	17,043	—	—	17,043
Chemicals	59,646	—	—	59,646
Printing & Publishing	47,965	—	—	47,965
Preferred Stocks
Banks	—	338,077	—	338,077
Media - Broadcast		17	—	17
Warrants
Building Products	—	—	1,152	1,152
Diversified Financial Services	—	20	—	20
Media - Cable	12,476	—	—	12,476
Short-Term Investments	9,201,582	—	—	9,201,582
Other Financial Instruments
Forward Foreign Currency Contracts	—	228,255	—	228,255
	$9,774,964	$198,359,840	$1,152	$208,135,956

*Other financial instruments include futures, forwards and swap contracts.

As of January 31, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $216,522,312, $11,522,905, $(20,137,516) and $(8,614,611) respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010